Summary of Significant Accounting Policies - Schedule of Our Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 4,292,622	$ 4,577,813	$ 5,123,511
Revenues, %	100.00%	100.00%	100.00%
Hong Kong [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 4,141,993	$ 4,535,741	$ 5,123,511
Revenues, %	96.00%	99.08%	100.00%
Other countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 150,629	$ 42,072
Revenues, %	4.00%	0.92%	0.00%